Note 2 - Summary of Significant Accounting Policies - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Raw material		$ 125	$ 210
Finished goods		185	120
Total	$ 310	$ 310	$ 330